Other operating (expenses) income	6 Months Ended
Jun. 30, 2021
Other operating (expenses) income
Other operating (expenses) income

25.    Other operating (expenses) income

	Six-month period ended
	June 30
	2021	2020

	(Unaudited)
Provision expenses	(298,798)	(45,552)
Disposals	(28,091)	(17,810)
Impairment loss of current assets	(18,844)	(7,304)
Gain in acquisition of participation in joint operations (1)	—	1,373,112
Effect of control loss on subsidiaries (2)	—	65,570
Other income	45,418	43,358
	(300,315)	1,411,374

(1)	As of June 2020, result in the acquisition of Guajira: Ecopetrol $1,284,372 and Hocol $88,740.
(2)	Effect of the recognition of the reduction of net assets due to the loss of control due to the opening of the judicial liquidation process of Bioenergy S.A.S. and Bioenergy Zona Franca S.A.S.